Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Income (Loss) Before Income Taxes

Income (loss) before income taxes consisted of the following for the periods indicated:

	Year Ended December 31
	2025	2024	2023
	U.S. dollars in thousands

Domestic (Israel)	(30,743)	(35,290)	(20,291)
Foreign	(691)	(1,220)	724
Loss before taxes on income	(31,434)	(36,510)	(19,567)

Schedule of Income Tax Expenses	Income tax expenses consisted of the following for the periods indicated:
	Year Ended December 31
	2025	2024	2023
	U.S. dollars in thousands

Domestic (Israel)	115	58	45
Foreign	43	38	67
Income tax expenses	158	96	112

Taxes on income for the years ended December 31, 2025, 2024 and 2023 were comprised of the following:

	Year ended December 31
	2025	2024	2023
	U.S. dollars in thousands

Current:
Domestic (Israel)	115	58	45
Foreign	43	38	67
Total	158	96	112
Deferred:
Domestic	-	-	-
Foreign	-	-	-
Total	-	-	-
Income tax expenses	158	96	112
	Year Ended December 31
	2025	2024	2023
	U.S. dollars in thousands
Domestic (Israel)	48	44	252
Foreign
USA	47	19	4
Japan	62	52	30
Other countries	6	7	7
Total cash paid for income taxes, net of refunds	163	122	293

Schedule of Reconciliation of Income Tax Expense

A reconciliation of the Company’s theoretical income tax expense to actual income tax expense is as follows:

	Year ended December 31,
	2025		2024		2023
	Amount	Percent	Amount	Percent	Amount	Percent
	U.S. Dollars in thousands (except for percentage)
IL Statutory Tax Rate	(7,230)	23.0%	(8,397)	23.0%	(4,500)	23.0%
Foreign Tax Effect	199	(0.6)%	318	(0.9)%	(60)	0.3%
Changes in Valuation Allowance	6,224	(19.8)%	7,462	(20.4)%	3,819	(19.5)%
Nontaxable or Nondeductible Items
Share-based payment awards	798	(2.5)%	671	(1.8)%	1,174	(6)%
Forfeiture Shares	-	-	-	-	(394)	2%
Other	23	(0.1)%	16	(0.0)%	28	(0.1)%
Other Adjustments	144	(0.5)%	26	(0.1)%	45	(0.2)%
Effective Tax Rate	158	(0.5)%	96	(0.3)%	112	(0.6)%

Schedule of Deferred Tax Assets and Liabilities

The components of the Company’s deferred tax assets and liabilities as of December 31, 2025, and 2024 were as follows:

	December 31
	2025	2024
	U.S. dollars in thousands

Deferred tax assets:
Tax loss carryforwards	29,196	28,453
Research and development	7,612	5,617
Employee and payroll accrued expenses	788	701
Operating lease liabilities	1,788	1,545
Share-based compensation	7,824	4,974
Derivative liabilities	-	139
Intangible assets	196	72
Other	38	37
Total deferred tax assets	47,442	41,538
Deferred tax liabilities:
Goodwill	41	15
Derivative assets	99	138
Operating lease right-of-use assets	1,482	1,509
Total deferred tax liabilities	1,622	1,662
Total deferred tax assets, net	45,820	39,876
Less valuation allowance for deferred tax assets	(45,820)	(39,876)
Deferred tax assets	-	-